WARRANTS (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Class A Common stock
Warrants
Threshold minimum percentage of gross proceeds on total equity proceeds (as a percent)	60.00%	60.00%
Threshold trading days for calculating Market Value	20 days	20 days
Class A Common stock | Maximum
Warrants
Newly Issued Price (in dollars per share)	$ 9.20	$ 9.20
Public Warrants
Warrants
Class of warrant or right outstanding	16,710,785	16,710,785
Warrants exercisable term after the completion of a business combination	30 days	30 days
Warrants exercisable term from the closing of the public offering	12 months	12 months
Threshold maximum period for filing registration statement after business combination	20 days	20 days
Threshold maximum period for registration statement to become effective after business combination	60 days	60 days
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination		30 days
Minimum threshold written notice period for redemption of public warrants	30 days
Public Warrants | Redemption of Warrants when price per share of Class A common stock equals or exceeds $18.00
Warrants
Redemption price per warrant (in dollars per share)	$ 0.01	$ 0.01
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Stock price trigger for redemption of warrants (in dollars per share)	$ 18.00	$ 18.00
Threshold trading days for redemption of warrants	20 days	20 days
Threshold consecutive trading days for redemption of warrants	30 days	30 days
Threshold number of trading days before sending notice of redemption to warrant holders	3 days	3 days
Newly Issued Price (in dollars per share)	$ 18.00	$ 18.00
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	115.00%	115.00%
Public Warrants | Redemption of Warrants when price per share of Class A common stock equals or exceeds $10.00
Warrants
Redemption price per warrant (in dollars per share)	$ 0.10	$ 0.10
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Stock price trigger for redemption of warrants (in dollars per share)	$ 10.00	$ 10.00
Threshold trading days for redemption of warrants	20 days	20 days
Threshold consecutive trading days for redemption of warrants	30 days	30 days
Threshold number of trading days before sending notice of redemption to warrant holders	3 days	3 days
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	180.00%	180.00%
Private Placement Warrants
Warrants
Class of warrant or right outstanding	9,700,000	9,700,000
Private Placement Warrants | Redemption of Warrants when price per share of Class A common stock is less than $18.00
Warrants
Stock price trigger for redemption of warrants (in dollars per share)	$ 18.00	$ 18.00
Threshold trading days for redemption of warrants	20 days	20 days
Threshold consecutive trading days for redemption of warrants	30 days	30 days